Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of notional amounts of financial instruments with off-balance sheet risk

Below is a summary of the notional amounts of the financial instruments with off-balance sheet risk at June 30, 2015 and December 31, 2014:

(in thousands)	June 30, 2015	December 31, 2014
Contract Amount
Commitments to Extend Credit	$83,826	$59,675
Unfunded Commitments under lines of credit	$112,689	$111,247
Commercial and Standby letters of credit	$6,954	$7,743

Set forth below is a summary of the notional amounts of the financial instruments with off-balance sheet risk at December 31, 2014 and December 31, 2013.

	December 31,
(in thousands)	2014	2013
Contract Amount
Commitments to Extend Credit	$59,675	$30,516
Unfunded Commitments under lines of credit	$111,247	$115,311
Commercial and Standby letters of credit	$7,743	$7,695